Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Loans Allowance for Loan Losses and Credit Quality
Commercial & Industrial	$ 121,705,707	$ 112,951,873
Purchased loans	10,568,922	7,530,458
Commercial Real Estate	414,880,621	356,892,986
Municipal	54,466,988	34,633,055
Residential Real Estate - 1st Lien	208,824,888	198,743,375
Residential Real Estate - Jr Lien	31,668,811	33,756,872
Consumer	3,313,917	4,039,989
Total Loans	$ 845,429,854	$ 748,548,608
Composition of Commercial & Industrial loan	14.40%	15.09%
Composition of Purchased loans	1.25%	1.00%
Composition of commercial Real Estate	49.07%	47.68%
Composition of municipal	6.44%	4.63%
Composition of residential Real Estate - 1st Lien	24.70%	26.55%
Composition of residential Real Estate - Jr Lien	3.75%	4.51%
Composition of consumer	0.39%	0.54%
Total Loan percentage	100.00%	100.00%
Deduct (add):
Allowance for loan losses	$ (9,842,725)	$ (8,709,225)
Deferred net loan costs (fees)	573,169	493,275
Net Loans	$ 836,160,298	$ 740,332,658